Lease liabilities (Tables)	12 Months Ended
Aug. 31, 2025
Lease liabilities
Summary of lease liabilities

	2025	2024
	$	$
Opening balance	192,566	1,951,824
Additions	87,604	176,020
Repayment	(492,496)	(480,199)
Interest on lease liability	41,478	85,676
Lease termination	(34,926)	(860,313)
Business acquisition	7,213,676	—
Deconsolidation on sale of subsidiary	—	(683,804)
Currency translation	(2,311)	3,362
Closing balance	7,005,591	192,566

Current	1,666,853	90,488
Non-current	5,338,738	102,078
	7,005,591	192,566

Future undiscounted lease payments

$
Less than one year	2,239,361
One to five years	6,212,573
8,451,934